CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY		Class A ordinary shares Common Stock CNY (¥) shares		Class B ordinary shares Common Stock CNY (¥) shares		Additional Paid-in Capital CNY (¥)		Statutory Reserve CNY (¥)	Accumulated deficit CNY (¥)	Accumulated Other Comprehensive income CNY (¥)	Recon Technology Ltd Equity CNY (¥)	Non-controlling Interest CNY (¥)	CNY (¥)	USD ($)
Opening Balance at Jun. 30, 2023		¥ 26,932	[1]	¥ 4,693	[1]	¥ 580,340,061	[1]	¥ 4,148,929	¥ (170,440,826)	¥ 35,127,173	¥ 449,206,962	¥ (10,056,059)	¥ 439,150,903	$ 60,163,428
Opening Balance (in shares) at Jun. 30, 2023		2,306,295	[1]	7,100,000
Restricted shares issued for services						1,070,143	[1]				1,070,143		1,070,143	146,609
Proceeds from Pre-Funded warrants | ¥	[1]	¥ 859				(859)
Proceeds from Pre-Funded warrants (in shares)	[1]	65,278
Restricted shares issued for management						2,866,560	[1]				2,866,560		2,866,560	392,717
Net loss for the period									(22,554,022)		(22,554,022)	(553,829)	(23,107,851)	(3,165,763)
Foreign currency translation adjustment										(4,609,399)	(4,609,399)		(4,609,399)	(631,485)
Ending Balance at Dec. 31, 2023		¥ 27,791	[1]	¥ 4,693	[1]	584,275,905	[1]	4,148,929	(192,994,848)	30,517,774	425,980,244	(10,609,888)	415,370,356	56,905,506
Ending Balance (in shares) at Dec. 31, 2023		2,371,573	[1]	7,100,000
Opening Balance at Jun. 30, 2024		¥ 99,634	[1]	¥ 4,693	[1]	681,476,717	[1]	4,148,929	(220,312,085)	37,136,649	502,554,537	(11,620,640)	490,933,897	67,257,669
Opening Balance (in shares) at Jun. 30, 2024		7,987,959	[1]	7,100,000
Capital contribution in controlling interests						10,000	[1]				10,000		10,000	1,370
Restricted shares issued for management				¥ 9,345	[1]	5,343,806	[1]				5,353,151		5,353,151	733,376
Restricted shares issued for management (in shares)				12,900,000
Net loss for the period									(20,588,329)		(20,588,329)	(141,270)	(20,729,599)	(2,839,941)
Foreign currency translation adjustment										1,207,501	1,207,501		1,207,501	165,427
Ending Balance at Dec. 31, 2024		¥ 99,634	[1]	¥ 14,038	[1]	¥ 686,830,523	[1]	¥ 4,148,929	¥ (240,900,414)	¥ 38,344,150	¥ 488,536,860	¥ (11,761,910)	¥ 476,774,950	$ 65,317,901
Ending Balance (in shares) at Dec. 31, 2024		7,987,959	[1]	20,000,000

[1]	*Retrospectively restated for the 1-for-18 reverse share split on May 1, 2024 and change in capital structure on March 29, 2024.